REVENUES (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

	Years Ended December 31,
	2023	2022	2021
Campus Revenue
– Sale of goods	$2,558,933	$2,527,590	$3,102,210
– Rendering of services	1,892,451	2,110,531	-
Campus sub-total	4,451,384	4,638,121	3,102,210
Education Revenue
– Digital	8,373,848	8,011,319	5,192,594
– In-Person	10,237,522	5,544,176	-
Education sub-total	18,611,370	13,555,495	5,192,594
Total Revenue	$23,062,754	$18,193,616	$8,294,804